CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,226,882	$ 11,384,983	$ 5,898,378
Adjustments to reconcile net income to net cash provided by operating activities:
Other payables and accrued liabilities	(105,037)	(256,258)	2,496,349
Due to shareholder	(1,695,259)	1,343,760	44,000
Due to related parties	2,297,639	0	(3,912)
Net cash provided by / (used in) operating activities	401,192	7,619,314	(3,019,725)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	(139,795)	(72,305)	(37,848)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash used in financing activities	2,904,019	(700,151)	(3,808,613)
INCREASE / (DECREASE) IN CASH	3,165,416	6,846,858	(6,866,186)
Effect of exchange rate changes on cash	(2,078,097)	(7,474,935)	8,088,466
Cash, cash equivalents and restricted cash at beginning of period	7,515,076	8,143,153	6,920,873
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	8,602,395	7,515,076	8,143,153
Ossen Innovation Co., Ltd [Member] | Reportable Legal Entities [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	10,878,708	10,664,956	5,345,311
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(11,378,898)	(10,927,690)	(5,492,315)
Other payables and accrued liabilities	(13,083)	(1,046,423)	102,517
Due to shareholder	(1,663,022)	1,311,523	44,000
Due from related parties	(32,236)	0	0
Due to related parties	2,297,639	0	0
Net cash provided by / (used in) operating activities	89,108	2,366	(487)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash used in financing activities	0	0	0
INCREASE / (DECREASE) IN CASH	89,108	2,366	(487)
Effect of exchange rate changes on cash	9,724	(537)	(7)
Cash, cash equivalents and restricted cash at beginning of period	4,796	2,967	3,461
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	$ 103,628	$ 4,796	$ 2,967